Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	BARRICK GOLD CORP
Entity Central Index Key	0000756894
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Entity Common Stock, Shares Outstanding (shares)	1,167,158,762